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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file         811-07701
number
-----------------------------------------------------------------

                       GE LIFESTYLE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3003, SUMMER STREET,STAMFORD, CONNECTICUT, 06904 7900
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3003, SUMMER STREET,STAMFORD,CONNECTICUT,06904 7900
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: 03/31/04
                          -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.



        SEMI-ANNUAL REPORT                                    GE LIFESTYLE FUNDS
                                                              ------------------
March 31, 2004



                                                               GE STRATEGY FUNDS
                                                   GE CONSERVATIVE STRATEGY FUND
                                                       GE MODERATE STRATEGY FUND
                                                     GE AGGRESSIVE STRATEGY FUND

[LOGO OMITTED]

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

     GE Conservative Strategy Fund .....................................    1

     GE Moderate Strategy Fund .........................................    2

     GE Aggressive Strategy Fund .......................................    3

     Portfolio Manager's Biography .....................................    4

NOTES TO PERFORMANCE ...................................................    5

FINANCIAL STATEMENTS

     Financial Highlights ..............................................    6

     Statements of Net Assets ..........................................    8

     Statements of Operations ..........................................   11

     Statements of Changes in Net Assets ...............................   12

     Notes to Financial Statements .....................................   13

ADDITIONAL INFORMATION .................................................   16

INVESTMENT TEAM ........................................................   19



--------------------------------------------------------------------------------

This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE CONSERVATIVE STRATEGY FUND                   PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points as follows:]

         GE Conservative                                                                    MSCI       LB Aggregate     90 Day
          Strategy Fund    Composite Index**    S&P 500 Index    Russell 2000 Index      EAFE Index     Bond Index      T-Bill
1/5/98      10,000.00          10,000.00           10,000.00          10,000.00          10,000.00      10,000.00     10,000.00
3/98        10,630.00          10,694.99           11,434.85          11,010.58          11,470.99      10,155.56     10,127.30
9/98        10,320.00          10,572.47           10,645.16           8,380.56           9,944.75      10,832.19     10,379.12
3/99        11,312.47          11,662.62           13,554.65           9,214.12          12,166.36      10,814.84     10,607.36
9/99        11,396.97          11,822.26           13,605.22           9,971.26          13,023.05      10,792.55     10,853.25
3/00        12,541.02          12,946.90           16,017.45          12,647.07          15,218.90      11,017.20     11,145.06
9/00        12,563.31          12,942.22           15,407.04          12,318.86          13,437.18      11,547.00     11,476.97
3/01        12,448.97          12,376.92           12,517.24          10,724.63          11,280.88      12,397.75     11,792.24
9/01        12,176.79          12,099.91           11,299.76           9,713.94           9,582.02      13,042.68     11,994.73
3/02        12,771.43          12,747.94           12,542.97          12,238.75          10,302.36      13,060.78     12,105.50
9/02        11,736.91          11,643.20            8,984.44           8,820.15           8,094.04      14,163.88     12,207.54
3/03        11,889.41          11,993.60            9,437.59           8,944.77           7,909.83      14,587.05     12,283.42
9/03        12,939.66          13,347.86           11,180.23          12,044.49          10,200.69      14,930.11     12,343.74
3/04        13,964.67          14,566.87           12,754.26          14,654.28          12,461.01      15,375.48     12,403.10


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/04*
-------------------------------------------------------------------------------
                                      TARGET         ACTUAL
GE Fixed Income Fund                   53.0%         51.7%
GE U.S. Equity Fund                    28.0%         28.3%
GE International Equity Fund           12.0%         12.2%
GE Small-Cap Value Equity Fund          5.0%          5.2%
Other                                   2.0%          2.6%
-------------------------------------------------------------------------------
Total                                 100.0%         100.0%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2004
-------------------------------------------------------------------------------
                          SIX      ONE       FIVE      SINCE
                         MONTHS    YEAR      YEAR    INCEPTION
-------------------------------------------------------------------------------
GE CONSERVATIVE
   STRATEGY FUND          7.92%   17.45%     4.30%     5.50%
Composite Index**         9.13%   21.46%     4.55%     6.20%
LB Aggregate Bond Index   2.98%    5.41%     7.29%     7.13%
S&P 500 Index            14.08%   35.14%    -1.21%     3.97%
MSCI EAFE Index          22.16%   57.54%     0.48%     3.58%
Russell 2000 Index       21.67%   63.83%     9.72%     6.31%
90 Day T-Bill             0.48%    0.97%     3.18%     3.51%
-------------------------------------------------------------------------------


The GE Conservative Strategy Fund returned 7.92% for the six-month period ended March 31, 2004. The Fund's Composite Index returned 9.13% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 52% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. The Fund's allocation is heavily weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Tactical duration positioning negatively impacted portfolio return relative to the benchmark in the fourth quarter of 2003, however, added to performance in the first quarter of 2004. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to stock selection in the Information Technology sector and negative news flow around dwindling pharmaceutical product pipelines and onerous drug pricing legislation in the Health Care sector. Though slightly underperforming its benchmark, the increasing evidence of a robust U.S. recovery is bolstering resulting in positive returns for the GE International Equity Fund. The GE Small-Cap Value Equity Fund slightly lagged its benchmark primarily due to a substantially higher average relative allocation and lagging results in the Information Technology and Materials sectors.


*  AS A PERCENTAGE OF NET ASSETS*

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE MODERATE STRATEGY FUND                       PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points as follows:]


         GE Moderate                                                                                LB Aggregate
        Strategy Fund  Composite Index**  S&P 500 Index    Russell 2000 Index    MSCI EAFE Index     Bond Index     90 Day T-Bill
1/5/98    10,000.00       10,000.00         10,000.00           10,000.00           10,000.00        10,000.00        10,000.00
3/98      10,880.00       10,906.95         11,396.13           11,010.58           11,470.99        10,155.56        10,127.30
9/98      10,220.00       10,136.00         10,609.12            8,380.56            9,944.75        10,832.19        10,379.12
3/99      11,717.36       11,643.63         13,508.76            9,214.12           12,166.36        10,814.84        10,607.36
9/99      11,857.11       11,970.54         13,559.15            9,971.26           13,023.05        10,792.55        10,853.25
3/00      13,428.16       13,600.96         15,963.22           12,647.07           15,218.90        11,017.20        11,145.06
9/00      13,077.76       13,228.80         15,354.87           12,318.86           13,437.18        11,547.00        11,476.97
3/01      12,462.44       12,000.24         12,474.86           10,724.63           11,280.88        12,397.75        11,792.24
9/01      11,766.50       11,265.44         11,261.50            9,713.94            9,582.02        13,042.68        11,994.73
3/02      12,747.01       12,346.84         12,500.50           12,238.75           10,302.36        13,060.78        12,105.50
9/02      10,799.94       10,370.74          8,954.02            8,820.15            8,094.04        14,163.88        12,207.54
3/03      10,845.11       10,680.03          9,405.63            8,944.77            7,909.83        14,587.05        12,283.42
9/03      12,171.59       12,424.37         11,142.38           12,044.49           10,200.69        14,930.11        12,343.74
3/04      13,502.49       13,969.77         12,711.07           14,654.28           12,461.01        15,375.48        12,403.10


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/04*
-------------------------------------------------------------------------------
                                      TARGET        ACTUAL
GE U.S. Equity Fund                    34.0%         34.3%
GE Fixed Income Fund                   33.0%         32.2%
GE International Equity Fund           19.0%         19.2%
GE Small-Cap Value Equity Fund         12.0%         12.4%
Other                                   2.0%          1.9%
-------------------------------------------------------------------------------
Total                                 100.0%        100.0%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2004
-------------------------------------------------------------------------------

                          SIX      ONE       FIVE      SINCE
                         MONTHS    YEAR      YEAR    INCEPTION
-------------------------------------------------------------------------------
GE MODERATE
   STRATEGY FUND         10.93%   24.50%     2.88%     4.93%
Composite Index**        12.44%   30.80%     3.71%     5.49%
LB Aggregate Bond Index   2.98%    5.41%     7.29%     7.13%
S&P 500 Index            14.08%   35.14%    -1.21%     3.97%
MSCI EAFE Index          22.16%   57.54%     0.48%     3.58%
Russell 2000 Index       21.67%   63.83%     9.72%     6.31%
90 Day T-Bill             0.48%    0.97%     3.18%     3.51%
-------------------------------------------------------------------------------

The GE Moderate Strategy Fund returned 10.93% for the six-month period ended March 31, 2004. The Fund's Composite Index returned 12.44% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 65% of the Fund is allocated to equities. U.S. Equities account for 46% of the Fund, with 34% allocated to core equity and 12% to small-cap equities. Core international equities comprise 19% of the Fund. Approximately 32% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to stock selection in the Information Technology sector and negative news flow around dwindling pharmaceutical product pipelines and onerous drug pricing legislation in the Health Care sector. The Fund's allocation is moderately weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Tactical duration positioning negatively impacted portfolio return relative to the benchmark in the fourth quarter of 2003, however, added to performance in the first quarter of 2004. Though slightly underperforming its benchmark, the increasing evidence of a robust U.S. recovery is bolstering resulting in positive returns for the GE International Equity Fund. The GE Small-Cap Value Equity Fund slightly lagged its benchmark primarily due to a substantially higher average relative allocation and lagging results in the Information Technology and Materials sectors.



*  AS A PERCENTAGE OF NET ASSETS*

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE AGGRESSIVE STRATEGY FUND                     PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points as follows:]


        GE Aggressive                                                                              LB Aggregate
        Strategy Fund   Composite Index**  S&P 500 Index     Russell 2000 Index  MSCI EAFE Index      Bond Index     90 Day T-Bill
1/5/98    10,000.00        10,000.00         10,000.00          10,000.00          10,000.00        10,000.00        10,000.00
3/98      11,110.00        11,080.35         11,396.13          11,010.58          11,470.99        10,155.56        10,127.30
9/98      10,150.00         9,764.43         10,609.12           8,380.56           9,944.75        10,832.19        10,379.12
3/99      12,056.03        11,557.61         13,508.76           9,214.12          12,166.36        10,814.84        10,607.36
9/99      12,267.54        12,027.46         13,559.15           9,971.26          13,023.05        10,792.55        10,853.25
3/00      14,359.59        14,115.60         15,963.22          12,647.07          15,218.90        11,017.20        11,145.06
9/00      13,690.94        13,443.10         15,354.87          12,318.86          13,437.18        11,547.00        11,476.97
3/01      12,675.00        11,682.75         12,474.86          10,724.63          11,280.88        12,397.75        11,792.24
9/01      11,731.25        10,618.21         11,261.50           9,713.94           9,582.02        13,042.68        11,994.73
3/02      13,055.25        12,024.24         12,500.50          12,238.75          10,302.36        13,060.78        12,105.50
9/02      10,397.30         9,417.38          8,954.02           8,820.15           8,094.04        14,163.88        12,207.54
3/03      10,299.55         9,676.15          9,405.63           8,944.77           7,909.83        14,587.05        12,283.42
9/03      11,867.74        11,704.60         11,142.38          12,044.49          10,200.69        14,930.11        12,343.74
3/04      13,484.00        13,504.36         12,711.07          14,654.28          12,461.01        15,375.48        12,403.10


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/04*
--------------------------------------------------------------------------------
                                      TARGET        ACTUAL
GE U.S. Equity Fund                    38.0%         37.9%
GE International Equity Fund           24.0%         24.0%
GE Small-Cap Value Equity Fund         20.0%         20.4%
GE Fixed Income Fund                   16.0%         15.8%
Other                                   2.0%          1.9%
--------------------------------------------------------------------------------
Total                                 100.0%        100.0%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From January 5, 1998 (inception) through March 31, 2004
-------------------------------------------------------------------------------
                          SIX      ONE       FIVE      SINCE
                         MONTHS    YEAR      YEAR    INCEPTION
-------------------------------------------------------------------------------
GE AGGRESSIVE
   STRATEGY FUND         13.62%   30.92%     2.26%     4.91%
Composite Index**        15.38%   39.56%     3.16%     4.92%
LB Aggregate Bond Index   2.98%    5.41%     7.29%     7.13%
S&P 500 Index            14.08%   35.14%    -1.21%     3.97%
MSCI EAFE Index          22.16%   57.54%     0.48%     3.58%
Russell 2000 Index       21.67%   63.83%     9.72%     6.31%
90 Day T-Bill             0.48%    0.97%     3.18%     3.51%
--------------------------------------------------------------------------------

The GE Aggressive Strategy Fund returned 13.62% for the six-month period ended March 31, 2004. The Fund's Composite Index returned 15.38% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. Core international equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to stock selection in the Information Technology sector and negative news flow around dwindling pharmaceutical product pipelines and onerous drug pricing legislation in the Health Care sector. Though slightly underperforming its benchmark, the increasing evidence of a robust U.S. recovery is bolstering resulting in positive returns for the GE International Equity Fund. The GE Small-Cap Value Equity Fund slightly lagged its benchmark primarily due to a substantially higher average relative allocation and lagging results in the Information Technology and Materials sectors. The Fund's allocation is conservatively weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Tactical duration positioning negatively impacted portfolio return relative to the benchmark in the fourth quarter of 2003, however, added to performance in the first quarter of 2004.


*  AS A PERCENTAGE OF NET ASSETS*

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
--------------------------------------------------------------------------------

DAVID B. CARLSON IS THE PORTFOLIO MANAGER OF THE GE STRATEGY FUNDS AND IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. CARLSON MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT AND LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE GE U.S. EQUITY FUND, ONE OF THE UNDERLYING GE FUNDS AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989.


[PHOTO OF DAVID B. CARLSON OMITTED]

PICTURED TO THE RIGHT:
DAVID B. CARLSON

NOTES TO PERFORMANCE  (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government and their prices will fluctuate with market conditions.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the Funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index (S&P 500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond) and the Russell 2000 Index (Russell 2000) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

Standard & Poor's, S&P, and S&P 500 are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use.

The views expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------

                                                                       GE CONSERVATIVE
                                                                           STRATEGY
                                                                             FUND

                                                     3/31/04+  9/30/03  9/30/02(c)  9/30/01    9/30/00   9/30/99
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                          --        --        --         --         --      1/5/98

Net asset value, beginning of period ...............  $ 9.61    $ 9.53    $10.30    $ 11.27     $10.79    $10.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...........................    0.13      0.15      0.34       0.26       0.35      0.27
   Net realized and unrealized gains (losses)
      on investments ...............................    0.62      0.77     (0.69)(b)  (0.56)      0.72      0.78
---------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..    0.75      0.92     (0.35)     (0.30)      1.07      1.05
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........................    0.21      0.84      0.26       0.36       0.28      0.36
   Net realized gains ..............................      --        --      0.16       0.31       0.31      0.22
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................    0.21      0.84      0.42       0.67       0.59      0.58
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....................  $10.15    $ 9.61    $ 9.53    $ 10.30     $11.27    $10.79
=====================================================================================================================

TOTAL RETURN(A) ....................................    7.92%    10.25%    (3.61)%    (3.08)%    10.23%    10.44%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ........  $3,304    $2,625    $1,659    $12,663     $4,102    $2,058
   Ratios to average net assets:
      Net investment income* .......................    1.33%     2.22%     3.25%      3.09%      3.47%     3.39%
      Net expenses* ................................    0.10%     0.20%     0.20%      0.20%      0.20%     0.20%
      Gross expenses* ..............................    0.10%     0.21%     0.21%      0.73%      1.41%     0.79%
   Portfolio turnover rate .........................       6%       30%       33%        63%        55%       71%
=====================================================================================================================


                                                                             GE MODERATE
                                                                              STRATEGY
                                                                                FUND

                                                        3/31/04+  9/30/03  9/30/02(c)  9/30/01   9/30/00    9/30/99
---------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                             --       --         --         --        --       1/5/98

Net asset value, beginning of period ...............    $  8.35  $  7.71    $  9.13    $ 11.57   $ 11.03    $ 10.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...........................       0.08     0.14       0.33       0.29      0.29       0.22
   Net realized and unrealized gains (losses)
      on investments ...............................       0.83     0.81      (0.97)(b)  (1.31)     0.83       1.36
---------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..       0.91     0.95      (0.64)     (1.02)     1.12       1.58
---------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........................       0.13     0.31       0.33       0.32      0.26       0.40
   Net realized gains ..............................         --       --       0.45       1.10      0.32       0.37
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................       0.13     0.31       0.78       1.42      0.58       0.77
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....................    $  9.13  $  8.35    $  7.71    $  9.13   $ 11.57    $ 11.03
=====================================================================================================================

TOTAL RETURN(A) ....................................      10.93%   12.70%     (8.21)%   (10.03)%   10.29%     16.02%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ........    $16,582  $13,962    $11,365    $35,442   $40,974    $32,319
   Ratios to average net assets:
      Net investment income* .......................       0.95%    1.59%      3.60%      2.70%     2.50%      2.83%
      Net expenses* ................................       0.10%    0.20%      0.20%      0.20%     0.20%      0.20%
      Gross expenses* ..............................       0.10%    0.21%      0.21%      0.31%     0.32%      0.24%
   Portfolio turnover rate .........................          3%      22%        28%        25%       52%        41%
=====================================================================================================================


                                                                             GE AGGRESSIVE
                                                                               STRATEGY
                                                                                 FUND

                                                       3/31/04+    9/30/03   9/30/02   9/30/01    9/30/00   9/30/99
--------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                             --         --        --        --         --      1/5/98

Net asset value, beginning of period ...............     $ 8.93    $ 7.98   $  9.82    $ 12.49    $ 11.60    $10.15
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net investment income ...........................       0.06      0.09      0.39       0.24       0.19      0.18
   Net realized and unrealized gains (losses)
      on investments ...............................       1.15      1.02     (1.35)(b)  (1.90)      1.15      1.87
--------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ..       1.21      1.11     (0.96)    (1.66)      1.34      2.05
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ...........................       0.07      0.16      0.37       0.24       0.17      0.31
   Net realized gains ..............................         --        --      0.51       0.77       0.28      0.29
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ................................       0.07      0.16      0.88       1.01       0.45      0.60
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .....................     $10.07    $ 8.93   $  7.98    $  9.82    $ 12.49    $11.60
====================================================================================================================

TOTAL RETURN(A) ....................................      13.62%    14.14%   (11.37)%   (14.31)%    11.60%    20.86%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) ........     $6,732    $5,439   $ 4,086    $10,445    $10,724    $5,100
   Ratios to average net assets:
      Net investment income* .......................       0.62%     0.95%     3.95%      2.06%      1.51%     2.07%
      Net expenses* ................................       0.10%     0.20%     0.20%      0.20%      0.20%     0.20%
      Gross expenses* ..............................       0.10%     0.21%     0.21%      0.56%      0.65%     0.41%
   Portfolio turnover rate .........................          2%       19%       42%        31%        50%       27%
====================================================================================================================





NOTES TO FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

(A) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS, AND ASSUME NO SALES CHARGE. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(B) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(C) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED.


--------------------
See Notes to Financial Statements.

                                     6 & 7

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE CONSERVATIVE STRATEGY FUND
March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 99.4%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .........................................................    34,948               $  934,852
GE Fixed Income Fund (Class A) ........................................................   134,083                1,709,562
GE International Equity Fund (Class A) ................................................    31,716                  402,475
GE Small-Cap Value Equity Fund (Class A) ..............................................    11,110                  170,532
GEI Short-Term Investment Fund ........................................................    66,224                   66,224

TOTAL INVESTMENTS
   (COST $3,035,846) ..................................................................                         $3,283,645
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.6%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ..........................................................................                             26,361
Liabilities ...........................................................................                             (5,897)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ..........................................................                             20,464
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100% ....................................................................                         $3,304,109
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in .......................................................................                          3,730,541
Undistributed net investment income ...................................................                             12,890
Accumulated net realized loss .........................................................                           (687,121)
Net unrealized appreciation on investments ............................................                            247,799
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ............................................................................                         $3,304,109
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ..................................................                            325,585
Net asset value per share .............................................................                             $10.15
---------------------------------------------------------------------------------------------------------------------------



* Less than 0.1%

-----------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE MODERATE STRATEGY FUND
March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) .......................................................     212,610              $ 5,687,319
GE Fixed Income Fund (Class A) ......................................................     418,444                5,335,157
GE International Equity Fund (Class A) ..............................................     251,639                3,193,305
GE Small-Cap Value Equity Fund (Class A) ............................................     133,575                2,050,377
GEI Short-Term Investment Fund ......................................................     319,057                  319,057

TOTAL INVESTMENTS
   (COST $15,456,746) ...............................................................                          $16,585,215
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ........................................................................                               15,870
Liabilities .........................................................................                              (19,336)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ........................................................                               (3,466)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100% ..................................................................                          $16,581,749
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in .....................................................................                           20,777,886
Undistributed net investment income .................................................                               38,887
Accumulated net realized loss .......................................................                           (5,363,493)
Net unrealized appreciation on investments ..........................................                            1,128,469
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................                          $16,581,749
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ................................................                            1,816,838
Net asset value per share ...........................................................                                $9.13
---------------------------------------------------------------------------------------------------------------------------


--------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE AGGRESSIVE STRATEGY FUND
March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                          NUMBER
                                                                                         OF SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class A) ........................................................     95,316              $ 2,549,712
GE Fixed Income Fund (Class A) .......................................................     83,360                1,062,838
GE International Equity Fund (Class A) ...............................................    127,447                1,617,299
GE Small-Cap Value Equity Fund (Class A) .............................................     89,380                1,371,977
GEI Short-Term Investment Fund .......................................................    132,723                  132,723

TOTAL INVESTMENTS
   (COST $6,273,398) .................................................................                         $ 6,734,549
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.0)%
---------------------------------------------------------------------------------------------------------------------------
Other Assets .........................................................................                               3,495
Liabilities ..........................................................................                              (5,999)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .........................................................                              (2,504)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100% ...................................................................                         $ 6,732,045
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ......................................................................                           8,204,254
Undistributed net investment income ..................................................                               7,006
Accumulated net realized loss ........................................................                          (1,940,366)
Net unrealized appreciation on investments ...........................................                             461,151
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................................                         $ 6,732,045
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) .................................................                             668,280
Net asset value per share ............................................................                              $10.07
---------------------------------------------------------------------------------------------------------------------------



---------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the period ended March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           GE CONSERVATIVE            GE MODERATE           GE AGGRESSIVE
                                                              STRATEGY                 STRATEGY                STRATEGY
                                                                FUND                     FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
      Dividend .............................................  $  6,741               $   46,428                $ 21,528
      Interest .............................................    34,837                  112,540                  22,553
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCOME ............................................    41,578                  158,968                  44,081
---------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .....................     2,907                   15,096                   6,155
      Transfer agent fees ..................................        57                      344                     123
      Trustees fees ........................................        38                      223                      81
---------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT .....................     3,002                   15,663                   6,359
      Less: Expenses reimbursed by
         the Adviser .......................................       (95)                    (567)                   (203)
---------------------------------------------------------------------------------------------------------------------------
      Net expenses .........................................     2,907                   15,096                   6,156
---------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME ...................................    38,671                  143,872                  37,925
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS
      Realized gain on investments .........................    13,571                   11,859                  13,104
      Change in unrealized appreciation
         on investments ....................................   164,211                1,397,085                 710,235
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         on investments ....................................   177,782                1,408,944                 723,339
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ......................................  $216,453               $1,552,816                $761,264
---------------------------------------------------------------------------------------------------------------------------


-----------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  GE CONSERVATIVE               GE MODERATE              GE AGGRESSIVE
                                                     STRATEGY                    STRATEGY                  STRATEGY
                                                       FUND                        FUND                      FUND
                                            PERIOD ENDED      YEAR       PERIOD ENDED     YEAR     PERIOD ENDED      YEAR
                                              03/31/04        ENDED        03/31/04       ENDED      03/31/04        ENDED
                                             (UNAUDITED)     9/30/03      (UNAUDITED)    9/30/03    (UNAUDITED)     9/30/03
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income ............... $   38,671     $   49,556   $   143,872   $   202,136   $   37,925   $   43,940
      Net realized gain (loss)
        on investments ....................     13,571        (50,465)       11,859      (533,801)      13,104     (128,947)
      Net increase in unrealized
         appreciation on investments ......    164,211        216,796     1,397,085     1,893,792      710,235      713,929
---------------------------------------------------------------------------------------------------------------------------
      Net increase from operations ........    216,453        215,887     1,552,816     1,562,127      761,264      628,922
---------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ...............    (60,500)      (156,991)     (214,732)     (450,593)     (45,254)     (81,281)
---------------------------------------------------------------------------------------------------------------------------
   Total distributions ....................    (60,500)      (156,991)     (214,732)     (450,593)     (45,254)     (81,281)
---------------------------------------------------------------------------------------------------------------------------
   Increase in net assets from
      operations and distributions ........    155,953         58,896     1,338,084     1,111,534      716,010      547,641
---------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ........    824,534      1,748,095     2,016,742     3,333,771    1,057,758    1,507,702
      Value of distributions reinvested ...     60,498        156,989       214,726       450,593       45,251       81,281
      Cost of shares redeemed .............   (362,282)      (997,799)     (949,540)   (2,298,973)    (526,217)    (783,721)
---------------------------------------------------------------------------------------------------------------------------
      Net increase from
         share transactions ...............    522,750        907,285     1,281,928     1,485,391      576,792      805,262
---------------------------------------------------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE)
      IN NET ASSETS .......................    678,703        966,181     2,620,012     2,596,925    1,292,802    1,352,903

NET ASSETS
   Beginning of Year ......................  2,625,406      1,659,225    13,961,737    11,364,812    5,439,243    4,086,340
---------------------------------------------------------------------------------------------------------------------------
   End of Year ............................ $3,304,109     $2,625,406   $16,581,749   $13,961,737   $6,732,045   $5,439,243
===========================================================================================================================

UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ............................ $   12,890     $   34,719   $    38,887   $   109,747   $    7,006   $   14,335

CHANGES IN FUND SHARES

Shares sold by subscription ...............     82,539        187,721       226,634       429,686      108,493      181,669
Shares issued for distributions
   reinvested .............................      6,199         17,482        24,625        58,519        4,743        9,949
Shares redeemed ...........................    (36,359)      (106,184)     (106,507)     (289,377)     (54,246)     (94,251)
---------------------------------------------------------------------------------------------------------------------------
Net increase in fund shares ...............     52,379         99,019       144,752       198,828       58,990       97,367
===========================================================================================================================



---------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


1.   ORGANIZATION OF THE FUNDS

GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Strategy Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Strategy Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Strategy Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 22% in income funds.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

At March 31, 2004, information on the tax components of capital is as follows:

                                                        NET BOOK                                                   NET TAX
                        GROSS BOOK     GROSS BOOK      UNREALIZED                   GROSS TAX     GROSS TAX      UNREALIZED
                        UNREALIZED     UNREALIZED     APPRECIATION/     WASH       UNREALIZED    UNREALIZED     APPRECIATION/
                       APPRECIATION   DEPRECIATION    DEPRECIATION      SALES     APPRECIATION  DEPRECIATION    DEPRECIATION
---------------------------------------------------------------------------------------------------------------------------
GE Conservative
    Strategy Fund      $  247,799       $  --         $  247,799     $  73,739   $   247,799      $ (73,739)      $174,060
GE Moderate
    Strategy Fund       1,128,469          --          1,128,469       966,948     1,128,469       (966,948)       161,521
GE Aggressive
    Strategy Fund         461,151          --            461,151       326,022       461,151       (326,022)       135,129


As of September 30, 2003, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

FUND                                  AMOUNT        EXPIRES
------------------------------------------------------------
GE Conservative Strategy Fund     $   582,048      09/30/11
------------------------------------------------------------
GE Moderate Strategy Fund              64,217      09/30/10
                                    3,912,117      09/30/11
------------------------------------------------------------
GE Aggressive Strategy Fund         1,486,471      09/30/11

Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2002 as follows:

FUND                                 CURRENCY       CAPITAL
------------------------------------------------------------
GE Conservative Strategy Fund        $   --        $  35,441
------------------------------------------------------------
GE Moderate Strategy Fund                --          448,864
------------------------------------------------------------
GE Aggressive Strategy Fund              --          136,461

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).

3.   FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS  March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER For the period ended March 31, 2004, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.   INVESTMENT TRANSACTIONS

Purchases and Sales of Securities The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 2004, were as follows:

                                    PURCHASES      SALES
-----------------------------------------------------------
GE Conservative Strategy Fund     $   652,304    $159,052
GE Moderate Strategy Fund           1,594,640     389,268
GE Aggressive Strategy Fund           673,480     131,128


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders at March 31, 2004.


                                    5% OR GREATER SHAREHOLDERS
                                    --------------------------
                                      NUMBER   % OF FUND HELD
--------------------------------------------------------------
GE Conservative Strategy Fund            4           95%
GE Moderate Strategy Fund                4           99%
GE Aggressive Strategy Fund              3           97%


Investment activities of these shareholders could have a material impact on these Funds.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    54

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    51

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Chairman of the Board and Chief Executive
Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.) since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President, General Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX
OVERSEEN BY TRUSTEE 51

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee and Executive Vice President of GE
Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

ADDITIONAL INFORMATION  (unaudited)

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    36

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED    Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Manager of Mutual Fund Operations
at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    43

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Senior Vice President and General
Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   38

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Associate
General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS    Managing Director, Walden
Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds since 1993 and GE
Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn &Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Treasurer of
Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds since 1993 and GE
Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001.


--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   68

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Retired since 1983 from Salomon
Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   GP Financial Corp, holding company; The
Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.gefn.com/mutualfunds.com or on the SEC's website at http://www.sec.gov.

INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  David Carlson

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS

  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Dennison Veru
  Richard Whitman -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by David Carlson

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall

  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  John Crager

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company

  OFFICERS OF THE INVESTMENT ADVISER
  John H. Myers, CHIEF EXECUTIVE OFFICER
  David Carlson, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
  Kathryn Karlic, EVP, FIXED INCOME

                     [This page is left intentionally blank]

                     [This page is left intentionally blank]

                     [This page is left intentionally blank]

SEMI-ANNUAL REPORT                                            GE LIFESTYLE FUNDS
                                                              ------------------
March 31, 2004


                                                             GE ALLOCATION FUNDS
                                                 GE CONSERVATIVE ALLOCATION FUND
                                                     GE MODERATE ALLOCATION FUND
                                                   GE AGGRESSIVE ALLOCATION FUND

[GE LOGO OMITTED]

                                                              GE LIFESTYLE FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY


     GE Conservative Allocation Fund .................................      1

     GE Moderate Allocation Fund .....................................      2

     GE Aggressive Allocation Fund ...................................      3

     Portfolio Manager's Biography ...................................      4

NOTES TO PERFORMANCE .................................................      5

FINANCIAL STATEMENTS

     Financial Highlights ............................................      6

     Statements of Net Assets ........................................      8

     Statements of Operations ........................................     11

     Statements of Changes in Net Assets .............................     12

     Notes to Financial Statements ...................................     13

ADDITIONAL INFORMATION ...............................................     16

INVESTMENT TEAM ......................................................     19



This report has been prepared for the shareholders of the GE LifeStyle Funds. It is not authorized for use as an offer of sale, or a solicitation of an offer to buy, the GE LifeStyle Funds unless accompanied or preceded by the current Prospectus of the GE LifeStyle Funds and the current Prospectus of the underlying GE Funds.

GE CONSERVATIVE ALLOCATION FUND                 PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points as follows:]

           GE Conservative      Composite                       Russell      MSCI EAFE        LB Aggregate
           Allocation Fund        Index**    S&P 500 Index     2000 Index       Index          Bond Index    90 Days T-Bill
12/31/98      10,000.00          10,000.00     10,000.00       10,000.00     10,000.00        10,000.00        10,000.00
3/99          10,160.00          10,104.40     10,496.48        9,452.92     10,139.15         9,950.49        10,111.29
9/99          10,270.00          10,242.71     10,535.63       10,229.68     10,853.10         9,929.98        10,345.68
3/00          11,258.67          11,217.09     12,403.62       12,974.83     12,683.07        10,136.68        10,623.84
9/00          11,279.16          11,213.04     11,930.93       12,638.12     11,198.23        10,624.14        10,940.23
3/01          11,189.72          10,723.26      9,693.12       11,002.57      9,401.22        11,406.89        11,240.76
9/01          10,943.67          10,483.26      8,750.33        9,965.69      7,985.43        12,000.27        11,433.77
3/02          11,522.72          11,044.71      9,713.04       12,555.93      8,585.74        12,016.93        11,539.37
9/02          10,584.27          10,087.57      6,957.39        9,048.74      6,745.38        13,031.86        11,636.64
3/03          10,731.61          10,391.16      7,308.30        9,176.59      6,591.86        13,421.21        11,708.97
9/03          11,680.67          11,564.48      8,657.77       12,356.64      8,501.01        13,736.86        11,766.46
3/04          12,624.53          12,620.62      9,876.66       15,034.07     10,384.71        14,146.64        11,823.06


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/04*
-------------------------------------------------------------------------------
                                          TARGET      ACTUAL
GE Fixed Income Fund                       53.0%       52.7%
GE U.S. Equity Fund                        28.0%       28.0%
GE International Equity Fund               12.0%       12.1%
GE Small-Cap Value Equity Fund              5.0%        5.0%
Other                                       2.0%        2.2%
-------------------------------------------------------------------------------
Total                                     100.0%      100.0%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2004
-------------------------------------------------------------------------------

                         SIX      ONE       THREE     SINCE
                        MONTHS    YEAR      YEAR    INCEPTION
-------------------------------------------------------------------------------

GE CONSERVATIVE
   ALLOCATION FUND       8.08%   17.64%     4.44%     4.54%
Composite Index**        9.13%   21.46%     4.55%     4.53%
LB Aggregate Bond Index  2.98%    5.41%     7.29%     6.83%
S&P 500 Index           14.08%   35.14%    (1.21)%   (0.24)%
MSCI EAFE Index         22.16%   57.54%     0.48%     0.72%
Russell 2000 Index      21.67%   63.83%     9.72%     8.08%
90 Day T-Bill            0.48%    0.97%     3.18%     3.24%
-------------------------------------------------------------------------------

The GE Conservative Allocation Fund returned 8.08% for the six-month period ended March 31, 2004. The Fund's Composite Index returned 9.13% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, conservative investment strategy. The Fund is structured with a conservative weighting in equities relative to fixed income. Approximately 45% of the Fund is allocated to equities. U.S. Equities account for 33% of the Fund, with 28% allocated to core equity and 5% to small-cap equities. Core international equities comprise 12% of the Fund. Approximately 53% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. The Fund's allocation is heavily weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Tactical duration positioning negatively impacted portfolio return relative to the benchmark in the fourth quarter of 2003, however, added to performance in the first quarter of 2004. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to stock selection in the Information Technology sector and negative news flow around dwindling pharmaceutical product pipelines and onerous drug pricing legislation in the Health Care sector. Though slightly underperforming its benchmark, the increasing evidence of a robust U.S. recovery is bolstering resulting in positive returns for the GE International Equity Fund. The GE Small-Cap Value Equity Fund slightly lagged its benchmark primarily due to a substantially higher average relative allocation and lagging results in the Information Technology and Materials sectors.


*  AS A PERCENTAGE OF NET ASSETS*

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE MODERATE ALLOCATION FUND                     PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points as follows:]

                GE Moderate         Composite                       Russell       MSCI EAFE     LB Aggregate       90 Day
              Allocation Fund        Index**      S&P 500 Index    2000 Index       Index        Bond Index        T-Bill
12/31/98         10,000.00          10,000.00       10,000.00      10,000.00      10,000.00      10,000.00       10,000.00
3/99             10,240.00          10,159.13       10,496.48       9,452.92      10,139.15       9,950.49       10,111.29
9/99             10,390.00          10,444.35       10,535.63      10,229.68      10,853.10       9,929.98       10,345.68
3/00             11,761.17          11,866.90       12,403.62      12,974.83      12,683.07      10,136.68       10,623.84
9/00             11,465.61          11,542.19       11,930.93      12,638.12      11,198.23      10,624.14       10,940.23
3/01             10,948.88          10,470.26        9,693.12      11,002.57       9,401.22      11,406.89       11,240.76
9/01             10,335.83           9,829.15        8,750.33       9,965.69       7,985.43      12,000.27       11,433.77
3/02             11,210.23          10,772.68        9,713.04      12,555.93       8,585.74      12,016.93       11,539.37
9/02              9,504.08           9,048.52        6,957.39       9,048.74       6,745.38      13,031.86       11,636.64
3/03              9,542.36           9,318.38        7,308.30       9,176.59       6,591.86      13,421.21       11,708.97
9/03             10,712.99          10,840.32        8,657.77      12,356.64       8,501.01      13,736.86       11,766.46
3/04             11,896.59          12,188.69        9,876.66      15,034.07      10,384.71      14,146.64       11,823.06


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/04*
-------------------------------------------------------------------------------
                                          TARGET      ACTUAL
GE U.S. Equity Fund                        34.0%       34.7%
GE Fixed Income Fund                       33.0%       32.5%
GE International Equity Fund               19.0%       19.4%
GE Small-Cap Value Equity Fund             12.0%       12.5%
Other                                       2.0%        0.9%
-------------------------------------------------------------------------------
Total                                     100.0%      100.0%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2004
-------------------------------------------------------------------------------
                         SIX      ONE      THREE      SINCE
                        MONTHS    YEAR      YEAR    INCEPTION
-------------------------------------------------------------------------------
GE MODERATE
   ALLOCATION FUND      11.05%   24.67%     3.04%     3.36%
Composite Index**       12.44%   30.80%     3.71%     3.84%
LB Aggregate Bond Index  2.98%    5.41%     7.29%     6.83%
S&P 500 Index           14.08%   35.14%    (1.21)%   (0.24)%
MSCI EAFE Index         22.16%   57.54%     0.48%     0.72%
Russell 2000 Index      21.67%   63.83%     9.72%     8.08%
90 Day T-Bill            0.48%    0.97%     3.18%     3.24%
-------------------------------------------------------------------------------

The GE Moderate Allocation Fund returned 11.05% for the six-month period ended March 31, 2004. The Fund's Composite Index returned 12.44% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced, moderate investment strategy. The Fund is structured with a moderate weighting in equities relative to fixed income. Approximately 66% of the Fund is allocated to equities. U.S. Equities account for 47% of the Fund, with 35% allocated to core equity and 12% to small-cap equities. Core international equities comprise 19% of the Fund. Approximately 33% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to stock selection in the Information Technology sector and negative news flow around dwindling pharmaceutical product pipelines and onerous drug pricing legislation in the Health Care sector. The Fund's allocation is moderately weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Tactical duration positioning negatively impacted portfolio return relative to the benchmark in the fourth quarter of 2003, however, added to performance in the first quarter of 2004. Though slightly underperforming its benchmark, the increasing evidence of a robust U.S. recovery is bolstering resulting in positive returns for the GE International Equity Fund. The GE Small-Cap Value Equity Fund slightly lagged its benchmark primarily due to a substantially higher average relative allocation and lagging results in the Information Technology and Materials sectors.




*  AS A PERCENTAGE OF NET ASSETS*

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE AGGRESSIVE ALLOCATION FUND                   PERFORMANCE SUMMARY  (unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CHANGE IN VALUE OF A $10,000 INVESTMENT
--------------------------------------------------------------------------------

[Line chart omitted -- plot points as follows:]

               GE Aggressive      Composite                      Russell       MSCI EAFE      LB Aggregate
              Allocation Fund      Index**     S&P 500 Index    2000 Index       Index         Bond Index     90 Day T-Bill
12/31/98         10,000.00        10,000.00      10,000.00       10,000.00      10,000.00      10,000.00        10,000.00
3/99             10,340.00        10,175.90      10,496.48        9,452.92      10,139.15       9,950.49        10,111.29
9/99             10,560.00        10,589.59      10,535.63       10,229.68      10,853.10       9,929.98        10,345.68
3/00             12,325.49        12,428.09      12,403.62       12,974.83      12,683.07      10,136.68        10,623.84
9/00             11,788.72        11,835.99      11,930.93       12,638.12      11,198.23      10,624.14        10,940.23
3/01             10,920.34        10,286.08       9,693.12       11,002.57       9,401.22      11,406.89        11,240.76
9/01             10,073.80         9,348.81       8,750.33        9,965.69       7,985.43      12,000.27        11,433.77
3/02             11,234.38        10,586.75       9,713.04       12,555.93       8,585.74      12,016.93        11,539.37
9/02              8,967.89         8,291.54       6,957.39        9,048.74       6,745.38      13,031.86        11,636.64
3/03              8,889.78         8,519.37       7,308.30        9,176.59       6,591.86      13,421.21        11,708.97
9/03             10,265.31        10,305.33       8,657.77       12,356.64       8,501.01      13,736.86        11,766.46
3/04             11,663.46        11,889.92       9,876.66       15,034.07      10,384.71      14,146.64        11,823.06


PORTFOLIO ALLOCATION TO FUNDS AT 3/31/04*
-------------------------------------------------------------------------------
                                          TARGET      ACTUAL
GE U.S. Equity Fund                        38.0%       37.8%
GE International Equity Fund               24.0%       24.0%
GE Small-Cap Value Equity Fund             20.0%       20.1%
GE Fixed Income Fund                       16.0%       16.0%
Other                                       2.0%        2.1%
-------------------------------------------------------------------------------
Total                                     100.0%      100.0%
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
From December 31, 1998 (inception) through March 31, 2004
-------------------------------------------------------------------------------
                         SIX      ONE      THREE      SINCE
                        MONTHS    YEAR      YEAR    INCEPTION
-------------------------------------------------------------------------------
GE AGGRESSIVE
   ALLOCATION FUND      13.62%   31.20%     2.44%     2.97%
Composite Index**       15.38%   39.56%     3.16%     3.35%
LB Aggregate Bond Index  2.98%    5.41%     7.29%     6.83%
S&P 500 Index           14.08%   35.14%    (1.21)%   (0.24)%
MSCI EAFE Index         22.16%   57.54%     0.48%     0.72%
Russell 2000 Index      21.67%   63.83%     9.72%     8.08%
90 Day T-Bill            0.48%    0.97%     3.18%     3.24%
-------------------------------------------------------------------------------

The GE Aggressive Allocation Fund returned 13.62% for the six-month period ended March 31, 2004. The Fund's Composite Index returned 15.38% for the same period.

The Fund allocates investments among several asset classes including U.S. Equities, International Equities and Fixed Income. The Fund is designed to provide investors with a balanced but aggressive investment strategy. The Fund is structured with an aggressive weighting in equities relative to fixed income. Approximately 82% of the Fund is allocated to equities. U.S. Equities account for 58% of the Fund, with 38% allocated to core equity and 20% to small-cap equities. Core international equities comprise 24% of the Fund. Approximately 16% of the Fund is allocated to fixed income securities and the balance is allocated to cash and cash equivalents. Due to the balanced approach of the Fund, the results need to be compared to a Composite Index which is made up of the benchmarks of the underlying GE Funds and include: the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Index, the Lehman Brothers Aggregate Bond Index and the 90 Day T-Bill.

The Fund's relative performance compared to its composite index was primarily driven by asset allocation of the Fund. Returns for the period in the GE U.S. Equity Fund underperformed the S&P 500 benchmark primarily due to stock selection in the Information Technology sector and negative news flow around dwindling pharmaceutical product pipelines and onerous drug pricing legislation in the Health Care sector. Though slightly underperforming its benchmark, the increasing evidence of a robust U.S. recovery is bolstering resulting in positive returns for the GE International Equity Fund. The GE Small-Cap Value Equity Fund slightly lagged its benchmark primarily due to a substantially higher average relative allocation and lagging results in the Information Technology and Materials sectors. The Fund's allocation is conservatively weighted in the GE Fixed Income Fund, which slightly underperformed its benchmark for the period. Tactical duration positioning negatively impacted portfolio return relative to the benchmark in the fourth quarter of 2003, however, added to performance in the first quarter of 2004.


-------------------------------------------------------------------------------

*  AS A PERCENTAGE OF NET ASSETS*

** THE COMPOSITE INDEX IS DERIVED BY APPLYING EACH UNDERLYING FUND'S TARGET
   ALLOCATIONS TO THE RESULTS OF THE BENCHMARK INDEX FOR EACH OF THOSE UNDERLYING GE FUNDS.

SEE NOTES TO PERFORMANCE.

PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE AND THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GE LIFESTYLE FUNDS                                 PORTFOLIO MANAGER'S BIOGRAPHY
-------------------------------------------------------------------------------

DAVID B. CARLSON IS THE PORTFOLIO MANAGER OF THE GE ALLOCATION FUNDS AND IS A DIRECTOR AND EXECUTIVE VICE PRESIDENT OF GE ASSET MANAGEMENT. MR. CARLSON MANAGES THE OVERALL U.S. EQUITY INVESTMENTS FOR GE ASSET MANAGEMENT AND LEADS A TEAM OF PORTFOLIO MANAGERS FOR THE GE U.S. EQUITY FUND, ONE OF THE UNDERLYING GE FUNDS AND HAS SERVED IN THAT CAPACITY SINCE SEPTEMBER 2003. MR. CARLSON JOINED GE ASSET MANAGEMENT IN 1982 AS A SECURITIES ANALYST FOR INVESTMENT OPERATIONS. HE BECAME A VICE PRESIDENT FOR MUTUAL FUND PORTFOLIOS IN 1987 AND A SENIOR VICE PRESIDENT IN 1989.


[PHOTO OF DAVID B. CARLSON OMITTED]
PICTURED TO THE RIGHT:
DAVID B. CARLSON

NOTES TO PERFORMANCE  (unaudited)
--------------------------------------------------------------------------------

Total returns are historical and take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Past performance is not indicative of future results of a Fund. Investment returns and net asset value of an investment will fluctuate and you may have a gain or loss when you sell your shares. Periods less than one year are not annualized.

Current performance may be lower or higher than that shown. You may call toll-free (800) 242-0134 for performance information as of the most recent month end.

Shares of the Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

The Adviser has voluntarily agreed to waive and/or bear certain fees and expenses of both the Funds and the underlying GE Funds. Without these provisions, the performance returns would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Stock Price Index (S&P 500), Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond) and the Russell 2000 Index (Russell 2000) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap stock market performance. The MSCI(R) EAFE(R) Index is a market capitalization-weighted index of equity securities of companies domiciled in various countries. The Index is designed to represent the performance of developed stock markets outside the U.S. and Canada and excludes certain market segments unavailable to U.S. based investors. The LB Aggregate Bond Index is a market value-weighted index of investment-grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. The Russell 2000 Index is a market capitalization-weighted index consisting of approximately 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000(R) Index. The 90 Day T-Bill is an unmanaged measure/index of the performance of U.S. Treasury bills currently available in the marketplace having a remaining maturity of 90 days.

Total returns for the Composite Index are derived by applying each underlying Fund's target allocations to the results of the corresponding benchmarks for the domestic equity market, the S&P 500 and the Russell 2000; for the international equity market, the MSCI EAFE; for the fixed income bond market, the LB Aggregate Bond; and for cash and cash equivalents, the 90 Day T-Bill.

Standard & Poor's, S&P, and S&P500 are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use.

The views expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

FINANCIAL HIGHLIGHTS
SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------

                                                                        GE CONSERVATIVE
                                                                           ALLOCATION
                                                                              FUND

                                                     3/31/04+  9/30/03  9/30/02(d)   9/30/01   9/30/00   9/30/99(a)
--------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                           --      --         --         --         --     12/31/98

Net asset value, beginning of period ..............   $ 8.00   $ 8.91    $ 10.23    $ 11.01    $ 10.27    $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .............................     0.11     0.26       0.53       0.63       0.37      0.13
Net realized and unrealized gains (losses)
   on investments .................................     0.53     0.54      (0.79)(c)  (0.93)      0.63      0.14
--------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ....     0.64     0.80      (0.26)     (0.30)      1.00      0.27
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................     0.15     1.71       0.57       0.39       0.26        --
   Net realized gains .............................       --       --       0.49       0.09         --        --
--------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................     0.15     1.71       1.06       0.48       0.26        --
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ....................   $ 8.49   $ 8.00    $  8.91    $ 10.23    $ 11.01    $10.27
====================================================================================================================
TOTAL RETURN (B) ..................................     8.08%   10.36%     (3.28)%    (2.97)%     9.83%     2.70%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $1,375   $1,104    $   970    $13,256    $39,780    $  841
   Ratios to average net assets:
     Net investment income* .......................     1.47%    2.56%      5.21%      3.62%      3.47%     3.09%
     Net expenses* ................................     0.10%    0.20%      0.20%      0.20%      0.20%     0.20%
     Gross expenses* ..............................     0.10%    0.21%      0.24%      0.33%      0.36%     2.47%
   Portfolio turnover rate ........................       20%      30%        29%        21%        44%      140%
====================================================================================================================


                                                                           GE MODERATE
                                                                           ALLOCATION
                                                                              FUND

                                                     3/31/04+   9/30/03   9/30/02   9/30/01  9/30/00  9/30/99(a)
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                           --       --         --       --        --       12/31/98

Net asset value, beginning of period ..............    $9.06    $ 8.30    $ 9.61    $11.25    $ 10.39     $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .............................     0.11      0.17      0.36      0.38       0.28       0.08
Net realized and unrealized gains (losses)
   on investments .................................     0.88      0.86     (1.05)    (1.43)      0.79       0.31
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ....     0.99      1.03     (0.69)    (1.05)      1.07       0.39
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................     0.16      0.27      0.41      0.31       0.20         --
   Net realized gains .............................       --        --      0.21      0.28       0.01         --
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................     0.16      0.27      0.62      0.59       0.21         --
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ....................   $ 9.89    $ 9.06    $ 8.30    $ 9.61    $ 11.25     $10.39
=================================================================================================================
TOTAL RETURN (B) ..................................    11.05%    12.72%    (8.05)%   (9.85)%    10.35%      3.90%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......   $8,105    $6,957    $6,442    $9,718    $19,817     $8,422
   Ratios to average net assets:
     Net investment income* .......................     1.12%     1.91%     3.77%     3.01%      2.49%      1.98%
     Net expenses* ................................     0.10%     0.20%     0.20%     0.20%      0.20%      0.20%
     Gross expenses* ..............................     0.10%     0.21%     0.21%     0.46%      0.49%      0.45%
   Portfolio turnover rate ........................        7%       28%       23%       24%        53%        18%
=================================================================================================================


                                                                           GE AGGRESSIVE
                                                                            ALLOCATION
                                                                               FUND

                                                     3/31/04+  9/30/03   9/30/02   9/30/01    9/30/00  9/30/99(a)
-----------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                           --       --        --        --         --     12/31/98

Net asset value, beginning of period ..............    $ 9.03   $ 8.23   $  9.52    $11.64    $ 10.56    $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income .............................      0.08     0.12      0.41      0.32       0.18      0.03
Net realized and unrealized gains (losses)
   on investments .................................      1.14     1.04     (1.40)    (1.94)      1.04      0.53
-----------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM INVESTMENT OPERATIONS ....      1.22     1.16     (0.99)    (1.62)      1.22      0.56
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income ..........................      0.09     0.36      0.30      0.24       0.13        --
   Net realized gains .............................        --       --        --      0.26       0.01        --
-----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ...............................      0.09     0.36      0.30      0.50       0.14        --
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD ....................    $10.16   $ 9.03   $  8.23    $ 9.52    $ 11.64    $10.56
=================================================================================================================
TOTAL RETURN (B) ..................................     13.62%   14.47%   (10.98)%  (14.55)%    11.64%     5.60%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (in thousands) .......    $8,326   $7,047   $ 6,471    $9,719    $26,487    $7,339
   Ratios to average net assets:
     Net investment income* .......................      0.79%    1.25%     4.24%     2.47%      1.43%     0.99%
     Net expenses* ................................      0.10%    0.20%     0.20%     0.20%      0.20%     0.20%
     Gross expenses* ..............................      0.10%    0.21%     0.21%     0.41%      0.44%     0.61%
   Portfolio turnover rate ........................         5%      21%       27%       21%        38%       10%
=================================================================================================================


NOTES TO FINANCIAL HIGHLIGHTS
-----------------------------

(A) INFORMATION IS FOR THE PERIOD DECEMBER 31, 1998, INCEPTION OF INVESTMENT OPERATIONS, THROUGH SEPTEMBER 30, 1999.

(B) TOTAL RETURNS ARE HISTORICAL AND ASSUME CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. HAD THE ADVISER NOT ABSORBED A PORTION OF EXPENSES OF THE FUNDS AND OF THE UNDERLYING GE FUNDS, TOTAL RETURNS WOULD HAVE BEEN LOWER. TOTAL RETURNS ARE NOT ANNUALIZED.

(C) DUE TO THE TIMING OF ISSUANCES AND REDEMPTIONS OF SHARES IN RELATION TO THE FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND, PER SHARE AMOUNTS DO NOT ACCORD WITH THE AGGREGATE AMOUNTS APPEARING IN THE STATEMENT OF OPERATIONS.

(D) PER SHARE DATA IS BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.

*   ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

+   UNAUDITED.


------------------
See Notes to Financial Statements.

                                     6 & 7

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE CONSERVATIVE ALLOCATION FUND
March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                          OF SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 99.6%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ........................................................     14,422               $  384,486
GE Fixed Income Fund (Class Y) .......................................................     56,908                  725,015
GE International Equity Fund (Class Y) ...............................................     12,972                  165,776
GE Small-Cap Value Equity Fund (Class Y) .............................................      4,459                   69,289
GEI Short-Term Investment Fund .......................................................     24,865                   24,865

TOTAL INVESTMENTS
   (COST $1,300,661) .................................................................                          $1,369,431
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.4%
---------------------------------------------------------------------------------------------------------------------------
Other Assets .........................................................................                               6,120
Liabilities ..........................................................................                                (908)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES .........................................................                               5,212
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100% ...................................................................                          $1,374,643
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ......................................................................                           2,585,619
Undistributed net investment income ..................................................                              14,062
Accumulated net realized loss ........................................................                          (1,293,808)
Net unrealized appreciation on investments ...........................................                              68,770
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ...........................................................................                          $1,374,643
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) .................................................                             161,967
Net asset value, offering and redemption price per share .............................                               $8.49



----------------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE MODERATE ALLOCATION FUND
March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                          OF SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 101.4%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) ..........................................................  105,372               $2,809,229
GE Fixed Income Fund (Class Y) .........................................................  206,653                2,632,755
GE International Equity Fund (Class Y) .................................................  123,303                1,575,812
GE Small-Cap Value Equity Fund (Class Y) ...............................................   65,176                1,012,829
GEI Short-Term Investment Fund .........................................................  187,427                  187,427

TOTAL INVESTMENTS
   (COST $8,020,777) ...................................................................                        $8,218,052
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.4)%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ...........................................................................                            13,077
Liabilities ............................................................................                          (126,604)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ...........................................................                          (113,527)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100% .....................................................................                        $8,104,525
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in ........................................................................                         9,676,525
Undistributed net investment income ....................................................                            21,732
Accumulated net realized loss ..........................................................                        (1,791,007)
Net unrealized appreciation on investments .............................................                           197,275
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS .............................................................................                        $8,104,525
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ...................................................                           819,086
Net asset value, offering and redemption price per share ...............................                             $9.89



------------------
See Notes to Financial Statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
GE AGGRESSIVE ALLOCATION FUND
March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                           NUMBER
                                                                                          OF SHARES                  VALUE
---------------------------------------------------------------------------------------------------------------------------
INVESTMENTS -- 100.0%
---------------------------------------------------------------------------------------------------------------------------
GE U.S. Equity Fund (Class Y) .......................................................     118,161               $3,150,185
GE Fixed Income Fund (Class Y) ......................................................     104,633                1,333,027
GE International Equity Fund (Class Y) ..............................................     156,549                2,000,702
GE Small-Cap Value Equity Fund (Class Y) ............................................     107,654                1,672,938
GEI Short-Term Investment Fund ......................................................     166,539                  166,539

TOTAL INVESTMENTS
   (COST  $8,329,471) ...............................................................                           $8,323,391
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES --  0.0%
---------------------------------------------------------------------------------------------------------------------------
Other Assets ........................................................................                                8,269
Liabilities .........................................................................                               (6,119)
---------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES ........................................................                                2,150
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100% ..................................................................                           $8,325,541
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Capital paid in .....................................................................                           10,958,015
Undistributed net investment income .................................................                                9,778
Accumulated net realized loss .......................................................                           (2,636,172)
Net unrealized depreciation on investments ..........................................                               (6,080)
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS ..........................................................................                           $8,325,541
---------------------------------------------------------------------------------------------------------------------------

Shares outstanding (par value $.001) ................................................                              819,247
Net asset value, offering and redemption price per share ............................                               $10.16


-----------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the period ended March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           GE CONSERVATIVE            GE MODERATE            GE AGGRESSIVE
                                                             ALLOCATION               ALLOCATION              ALLOCATION
                                                                FUND                     FUND                    FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INCOME:
   DIVIDEND ................................................   $ 3,892                 $ 32,720                $ 39,272
   INTEREST ................................................    15,263                   59,867                  30,357
---------------------------------------------------------------------------------------------------------------------------
      TOTAL INCOME .........................................    19,155                   92,587                  69,629
---------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
      Advisory and administration fees .....................     1,216                    7,615                   7,821
      Transfer agent fees ..................................        30                      190                     117
      Trustees fees ........................................        19                      115                     195
---------------------------------------------------------------------------------------------------------------------------
   TOTAL EXPENSES BEFORE REIMBURSEMENT .....................     1,265                    7,920                   8,133
---------------------------------------------------------------------------------------------------------------------------
   Less: Expenses reimbursed by
      the adviser ..........................................       (48)                    (306)                   (313)
---------------------------------------------------------------------------------------------------------------------------
      Net expenses .........................................     1,217                    7,614                   7,820
---------------------------------------------------------------------------------------------------------------------------
      NET INVESTMENT INCOME ................................    17,938                   84,973                  61,809
---------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
      Realized gain/(loss) on investments ..................    13,277                  (86,200)                (73,113)
      Change in unrealized appreciation
         on investments ....................................    57,513                  771,506                 985,220
---------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
      on investments .......................................    70,790                  685,306                 912,107
---------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ......................................   $88,728                 $770,279                $973,916
---------------------------------------------------------------------------------------------------------------------------


------------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------


                                                       GE CONSERVATIVE              GE MODERATE            GE AGGRESSIVE
                                                         ALLOCATION                 ALLOCATION              ALLOCATION
                                                            FUND                       FUND                    FUND

                                               SIX MONTHS ENDED   YEAR     SIX MONTHS ENDED  YEAR   SIX MONTHS ENDED  YEAR
                                                   03/31/04      ENDED         03/31/04     ENDED       03/31/04     ENDED
                                                  (UNAUDITED)    9/30/03      (UNAUDITED)   9/30/03    (UNAUDITED)   9/30/03
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
      Net investment income .....................  $17,938       $26,507       $84,973    $123,970      $61,809      $83,133
      Net realized gain (loss) on investments ...   13,277       (10,114)      (86,200)   (641,323)     (73,113)    (574,250)
      Net increase in unrealized appreciation
         on investments .........................   57,513        87,547       771,506   1,306,155      985,220    1,390,454
------------------------------------------------------------------------------------------------------------------------------------
      Net increase from operations ..............   88,728       103,940       770,279     788,802      973,916      899,337
------------------------------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income .....................  (20,920)     (181,010)     (123,802)   (201,954)     (74,201)    (273,392)
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions ..........................  (20,920)     (181,010)     (123,802)   (201,954)     (74,201)    (273,392)
------------------------------------------------------------------------------------------------------------------------------------
      Increase/(decrease) in net assets from
         operations and distributions ...........   67,808       (77,070)      646,477     586,848      899,715      625,945
------------------------------------------------------------------------------------------------------------------------------------
   SHARE TRANSACTIONS:
      Proceeds from sale of shares ..............  285,999       306,287     1,293,007   1,609,236      850,596      870,224
      Value of distributions reinvested .........   20,919       181,006       123,802     201,951       74,200      273,390
      Cost of shares redeemed ................... (104,183)     (276,180)     (915,292) (1,883,287)    (546,302)  (1,193,076)
------------------------------------------------------------------------------------------------------------------------------------
      Net decrease from share transactions ......  202,735       211,113       501,517     (72,100)     378,494      (49,462)
------------------------------------------------------------------------------------------------------------------------------------
      TOTAL INCREASE IN NET ASSETS ..............  270,543       134,043     1,147,994     514,748    1,278,209      576,483
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of year ............................1,104,100       970,057     6,956,531   6,441,783    7,047,332    6,470,849
------------------------------------------------------------------------------------------------------------------------------------
   End of year .................................$1,374,643    $1,104,100    $8,104,525  $6,956,531   $8,325,541   $7,047,332
====================================================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME,
   END OF YEAR ..................................  $14,062       $17,044       $21,732     $60,561       $9,778      $22,170

CHANGES IN FUND SHARES

Shares sold by subscription .....................   33,994        39,034       132,075     185,461       85,233      102,310
Shares issued for distributions reinvested ......    2,561        24,231        13,115      24,157        7,705       33,138
Shares redeemed .................................  (12,573)      (34,175)      (93,690)   (218,036)     (54,452)    (141,336)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in fund shares .....................   23,982        29,090        51,500      (8,418)      38,486       (5,888)
====================================================================================================================================


----------------
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION OF THE FUNDS
GE LifeStyle Funds ("LifeStyle Funds" or the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust was organized as a Massachusetts business trust on June 21, 1996, and is authorized to issue an unlimited number of shares. It is currently comprised of six investment funds (each a "Fund" and collectively the "Funds"), three of which are included in a separate annual report. Each Fund operates as a "fund-of-funds" in that it makes investments in a select group of underlying GE Funds ("Underlying Funds") and cash equivalents suited to the Fund's particular investment objective. The objectives of the funds are as follows:

GE Conservative Allocation Fund's investment objective is income and long-term growth of capital. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 38% to 52% of its net assets in equity funds and 48% to 58% in income funds.

GE Moderate Allocation Fund's investment objective is long-term growth of capital with a moderate level of current income. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 55% to 75% of its net assets in equity funds and 25% to 41% in income funds.

GE Aggressive Allocation Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing among the underlying GE Funds within carefully determined ranges. The Fund normally invests 74% to 91% of its net assets in equity funds and 9% to 21% in income funds.


2.   SUMMARY OF SIGNIFICANT
     ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:


SECURITY VALUATION AND TRANSACTIONS Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund as reported on each business day. Short-term investments maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

Security transactions are accounted for as of the trade date. Capital gain distributions from investments in the Underlying Funds are included in the Statement of Operations in realized gain/loss on investments. Realized gains and losses on investments sold are recorded on the basis of specific identified cost for both financial statement and federal tax purposes.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

INVESTMENTS IN FOREIGN MARKETS Each Fund is subject to the investment risk associated with an investment in the underlying Funds, some of which may invest in foreign securities. Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, restrictions on repatriation of income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS  March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

At March 31, 2004, information on the tax components of capital is as follows:

                                                        NET BOOK                                                   NET TAX
                        GROSS BOOK     GROSS BOOK      UNREALIZED                   GROSS TAX     GROSS TAX      UNREALIZED
                        UNREALIZED     UNREALIZED     APPRECIATION/     WASH       UNREALIZED    UNREALIZED     APPRECIATION/
                       APPRECIATION   DEPRECIATION    DEPRECIATION      SALES     APPRECIATION  DEPRECIATION    DEPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
GE Conservative
    Allocation Fund     $ 68,770    $         --      $  68,770      $  45,328     $  68,770   $     (45,328)  $    23,442
GE Moderate
    Allocation Fund      239,742         (42,467)       197,275        873,052       239,742        (915,519)     (675,777)
GE Aggressive
    Allocation Fund      291,815        (297,895)        (6,080)       728,321       291,815      (1,026,216)     (734,401)


As of September 30, 2003, the following Funds have capital loss carryovers as indicated below. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.

FUND                                   AMOUNT           EXPIRES
--------------------------------------------------------------------------------

GE Conservative Allocation Fund   $   149,813           09/30/10
                                    1,019,232           09/30/11

--------------------------------------------------------------------------------
GE Moderate Allocation Fund            53,383           09/30/10
                                      442,772           09/30/11

--------------------------------------------------------------------------------
GE Aggressive Allocation Fund           1,767           09/30/09
                                      846,122           09/30/10
                                      588,067           09/30/11


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses. The Funds elected to defer losses incurred after October 31, 2003 as follows:


POST-OCTOBER LOSS                     CURRENCY      CAPITAL
--------------------------------------------------------------------------------

GE Conservative Allocation Fund         $ --      $  45,886
GE Moderate Allocation Fund               --        395,966
GE Aggressive Allocation Fund            --         458,425

DISTRIBUTIONS TO SHAREHOLDERS The Funds declare and pay dividends of investment income and net realized capital gains annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Income and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

EXPENSES The Funds pay a fee to GE Asset Management Incorporated ("GEAM"), a wholly-owned subsidiary of General Electric Company, for the Funds' advisory and administration services. This fee includes normal operating expenses payable by the Funds, except for fees and expenses of the Trust's independent Trustees, transfer agent fees, brokerage fees and commissions, and fees that are not normal operating expenses of the Funds (such as extraordinary expenses, interest and taxes).


3.   FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION FEES Compensation of GEAM for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. The advisory and administration fees payable to GEAM for each Fund are calculated at the annual rate of 0.20%.

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Compensation paid to unaffiliated Trustees is reflected on the Statement of Operations. These fees are allocated pro rata across funds and share classes served by the Trustees and are based upon the relative net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS March 31, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

OTHER For the period ended March 31, 2004, the Trust was informed that GE Investment Distributors, Inc., acting as underwriter, did not receive commissions from the sale of the Funds' shares.


4.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of the Underlying Funds, excluding short-term securities, for the period ended March 31, 2004, were as follows:

                                   PURCHASES       SALES
--------------------------------------------------------------------------------

GE Conservative Allocation Fund  $  442,209      $244,489

GE Moderate Allocation Fund       1,064,092       515,889

GE Aggressive Allocation Fund       730,965       377,708


5.   BENEFICIAL INTEREST

The schedule below shows the number of shareholders each owning 5% or more of a Fund. The total percentage of a Fund held by such shareholders as well as the percentage of a Fund held by certain direct and indirect wholly-owned subsidiaries of General Electric Company or a retirement plan sponsored by such entities ("GE Affiliates") at March 31, 2004 are:

                 5% OR GREATER SHAREHOLDERS
                 --------------------------
                                  % OF        % OF FUND HELD
                     NUMBER     FUND HELD     BY GE AFFILIATES*
--------------------------------------------------------------------------------
GE Conservative
  Allocation Fund       4           99%             99%
GE Moderate
  Allocation Fund       2           93%             93%
GE Aggressive
  Allocation Fund       4          100%            100%


Investment activities of these shareholders could have a material impact on these Funds.

* INCLUDED IN THE 5% OR GREATER SHAREHOLDERS PERCENTAGE.

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------

INFORMATION ABOUT DIRECTORS AND EXECUTIVE OFFICERS:

The business and affairs of the Company are managed under the direction of the Company's Board of Directors. Information pertaining to the Directors and officers of the Company is set forth below.


INTERESTED TRUSTEES AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------
MICHAEL J. COSGROVE
--------------------------------------------------------------------------------


ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    54

POSITION(S) HELD WITH FUND    Chairman of the Board and President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Executive Vice President - Chief Commercial Officer of GEAM (formerly President, GE Asset Management Services division ("GEAMS") of GE Financial Assurance Holdings, Inc., an indirect wholly-owned subsidiary of General Electric Company ("GE")) since February 1997; Vice President, GE Capital Corporation, an indirect wholly-owned subsidiary of GE, since December 1999; Executive Vice President - Sales and Marketing of GEAM, a wholly-owned subsidiary of GE that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, since March 1993; Director of GEAM since 1988.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    51

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Chairman of the Board and Chief Executive
Officer of GE Retirement Services, Inc., since 1998; Chairman of the Board and President of GE Funds since 1993 and GE Institutional Funds and GE Investments Funds, Inc. since 1997; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1988; Chairman of the Board of GE Private Asset Management Funds, Inc. (formerly Centurion Funds, Inc.) since December 2001; Director of Centurion Capital Management Corp., Centurion Capital Group Inc., Centurion Trust Company, Centurion Financial Advisers Inc., Centurion-Hinds Investment Management Corp. and Centurion-Hesse Investment Management Corp. since December 2001; Trustee of Fordham University since 2003 and Marymount College from 1994 through 2002.

--------------------------------------------------------------------------------
ALAN M. LEWIS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    57

POSITION(S) HELD WITH FUND    Trustee and Executive Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Executive Vice President, General
Counsel and Secretary of GEAM since 1987

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE 51

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee and Executive Vice President of GE
Funds and GE Institutional Funds since 1997. Director of GE Investments Funds, Inc. since 2001; Trustee of Elfun Funds, GE Savings & Security Funds and General Electric Pension Trust since 1987.

ADDITIONAL INFORMATION  (unaudited)

--------------------------------------------------------------------------------
ROBERT HERLIHY
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    36

POSITION(S) HELD WITH FUND    Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 2 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Manager of Mutual Fund Operations at GEAM since March 2002; from August 1999 to March 2002, Mr. Herlihy was a manager in the Investment Company Services Group of PricewaterhouseCoopers LLP, New York; from September 1998 to August 1999 a Supervisor in the Investment Company Group at McGladrey & Pullen LLP (Acquired by PricewaterhouseCoopers LLP in August 1999); from June 1996 to September 1998 a Manager of Audit Services at Condon O'Meara McGinty & Donnelly LLP. Treasurer of GE Funds, GE Institutional Funds, GE Investment Funds Inc., Elfun Funds, and GE Savings & Security Funds since September 2002.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
MATTHEW J. SIMPSON
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE    43

POSITION(S) HELD WITH FUND    Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Senior Vice President and General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM and Senior Vice President and General Counsel of GEAMS since February 1997; from October 1992 to February 1997, Vice President and Associate General Counsel of GEAM; Secretary of GE Funds since 1993 and Vice President since September 2003; Secretary of GE Institutional Funds and GE Investments Funds, Inc. since 1997 and Vice President since September 2003; Assistant Secretary of Elfun Funds and GE Savings & Security Funds since 1998 and Vice President since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

--------------------------------------------------------------------------------
JEANNE M. LAPORTA
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   38

POSITION(S) HELD WITH FUND    Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - less than one year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS   Vice President and Associate
General Counsel - Marketing and Client Services (formerly Asset Management Services) at GEAM since May 1997; Vice President and Assistant Secretary of GE Funds, GE Institutional Funds and GE Investments Funds, Inc. since September 2003; Vice President and Assistant Secretary of Elfun Funds and GE Savings & Security Funds since October 2003.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   N/A

OTHER DIRECTORSHIPS HELD BY TRUSTEE    N/A

ADDITIONAL INFORMATION  (unaudited)
--------------------------------------------------------------------------------


NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------
JOHN R. COSTANTINO
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM 3003 Summer St. Stamford, CT  06905

AGE   57

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Managing Director, Walden Partners, Ltd., consultants and investors, since August 1992.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE    43

OTHER DIRECTORSHIPS HELD BY TRUSTEE Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001; Trustee of Fordham University since 2002 and Marymount College from 2001 through 2002; Neuroscience Research Institute since 1986; Diocesan Finance Counsel of the Dioceses of Brooklyn & Queens since 2001; Gregorian University Foundation since 1994.

--------------------------------------------------------------------------------
WILLIAM J. LUCAS
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   56

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED Until successor is elected and qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Vice President and Treasurer of Fairfield University since 1983.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   Trustee of GE Funds since 1993 and GE
Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
ROBERT P. QUINN
--------------------------------------------------------------------------------

ADDRESS    c/o GEAM  3003 Summer St. Stamford, CT  06905

AGE   68

POSITION(S) HELD WITH FUND    Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED   Until successor is elected and
qualified - 10 years

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS Retired since 1983 from Salomon Brothers Inc.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE   43

OTHER DIRECTORSHIPS HELD BY TRUSTEE   GP Financial Corp, holding company; The
Greenpoint Savings Bank, a financial institution. Trustee of GE Funds since 1993 and GE Institutional Funds since 1997; Director of GE Investments Funds, Inc. since 1997; Director of GE Private Asset Management Funds, Inc. since December 2001.

--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES

You may request without charge a description of the Trust's policies and procedures for voting proxies related to the Funds' portfolio securities by calling 1-800-242-0134. You may also view a description of those policies and procedures on the Funds' website at http://www.gefn.com/mutualfunds.com or on the SEC's website at http://www.sec.gov.

INVESTMENT TEAM
--------------------------------------------------------------------------------

  PORTFOLIO MANAGER
  GE LIFESTYLE FUNDS
  David Carlson

  PORTFOLIO MANAGERS OF THE
  UNDERLYING FUNDS

  GE INTERNATIONAL EQUITY FUND
  Team led by Ralph R. Layman

  GE SMALL-CAP VALUE EQUITY FUND
  Senior Investment Committee:
  Jack Feiler
  Martin L. Berman
  Steven E. Berman
  Dennison Veru
  Richard Whitman -
     Palisade Capital Management, L.L.C.

  GE U.S. EQUITY FUND
  Team led by David Carlson

  GE FIXED INCOME FUND
  Team led by Robert A. MacDougall



  INVESTMENT ADVISER
  AND ADMINISTRATOR
  GE Asset Management Incorporated

  TRUSTEES
  Michael J. Cosgrove
  John R. Costantino
  Alan M. Lewis
  William J. Lucas
  Robert P. Quinn

  SECRETARY
  Matthew J. Simpson

  TREASURER
  Robert Herlihy

  ASSISTANT TREASURER
  John Crager

  DISTRIBUTOR
  GE Investment Distributors, Inc.
  Member NASD and SIPC

  CUSTODIAN
  State Street Bank & Trust Company



  OFFICERS OF THE INVESTMENT ADVISER

  John H. Myers, CHIEF EXECUTIVE OFFICER
  David Carlson, EVP, DOMESTIC EQUITIES
  Michael J. Cosgrove, EVP, CHIEF COMMERCIAL OFFICER
  John J. Walker, EVP, CHIEF FINANCIAL OFFICER
  Ralph R. Layman, EVP, INTERNATIONAL EQUITIES
  Alan M. Lewis, EVP, GENERAL COUNSEL AND SECRETARY
  Robert A. MacDougall, EVP, FIXED INCOME
  Don W. Torey, EVP, ALTERNATIVE INVESTMENTS AND REAL ESTATE
  Kathryn Karlic, EVP, FIXED INCOME

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                                       20

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                                       21

                    [This page is left intentionally blank]

                                       22



ITEM 2. CODE OF ETHICS.

		Applicable only to an annual filing.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

		Applicable only to an annual filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

		Applicable only to an annual filing.

ITEM 5. Audit Committee of Listed Registrants

		Applicable only to an annual filing.

ITEM 6. Schedule of Investments.

		Attached as part of ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Applicable only to Closed-End Management Investment Companies.

ITEM 8. Purchases of Equity Securities by Closed-End Management
	Investment Company and Affiliated Purchasers.

	 Applicable only to Closed-End Management Investment Companies.

ITEM 9. Submission of Matters to a Vote of Security Holders.

	 No material changes.

ITEM 10. CONTROLS AND PROCEDURES.

The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.  EXHIBITS.

(a)   Not applicable.

(b) Attached hereto as Exhibit 1 and Exhibit 2 are the Certifications of Michael J. Cosgrove and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.



                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL ELECTRIC FUNDS

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  June 08, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE LIFESTYLE FUNDS

Date:  June 08, 2004

By:   /S/ROBERT HERLIHY
      Robert Herlihy
      TREASURER, GE LIFESTYLE FUNDS

Date:  June 08, 2004

 EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.